Subsequent Events		6 Months Ended
	May 31, 2021	Jun. 30, 2021
Subsequent Events
Subsequent Events

Note 5: Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

The Business Combination was approved at the extraordinary general meeting of FREYR shareholders held on February 16, 2021 and the extraordinary general meeting of Alussa shareholders held on June 30, 2021. The first closing of the Business Combination will occur on July 7, 2021 and the second closing will occur on July 9, 2021.

Note 5: Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Except as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On July 9, 2021, in accordance with the Business Combination Agreement, the Company acquired 100% of the outstanding equity interests of FREYR and Alussa. In line with the Business Combination Agreement, FREYR merged with and into a wholly owned subsidiary of the Company, Freyr Battery Norway AS. For accounting purposes, the Business Combination will be accounted for as a reverse recapitalization whereby FREYR will be treated as the accounting acquirer and Alussa will be treated as the acquired company. In connection with the close of the Business Combination, the Company was listed on the New York Stock Exchange under the symbol FREY effective July 8, 2021. Cash received by the Company from the Business Combination included the PIPE Investment and Alussa cash on hand totaling $650,189,029, net of related transaction costs and inclusive of the $1,600,000 advanced funding.

Concurrent with the close of the Business Combination, the Company’s board of directors resolved to grant discretionary options to certain employees up to a total of 2,000,000 options during 2021.

Concurrent with the close of the Business Combination, the Company resolved to increase the share capital of Freyr Battery Norway AS from NOK 30,000 to NOK 60,000 by increasing the nominal value per share from NOK 10 to NOK 20 for an investment totaling NOK 606,130,000 ($70,000,000) at an extraordinary general meeting. Of the NOK 606,130,000 contribution, NOK 30,000 represents share capital and NOK 606,100,000 represents share premium.

Concurrent with the close of the Business Combination, the 2,308,526 warrants held by the third-party service provider of FREYR were exchanged for 413,313 warrants in the Company and the exercise price of NOK 0.01 was adjusted to NOK 0.05546. On August 11, 2021, the board of directors of the Company approved the issuance of 413,313 ordinary shares of the Company in exchange for all warrants at an exercise price of NOK 0.05546 per warrant for total consideration of NOK 23,000.

On July 19, 2021, the Company reached a final investment decision (“FID”) to proceed with the construction of the customer qualification plant and first battery cell production line in Mo i Rana, Norway. The FID comes after completing the tender processes and allows for the award of contracts for key production equipment supply. Preparatory work on the pilot plant is ongoing with a targeted start of initial operations in the second half of 2022.